Restructuring and Other Charges (Income) Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ (124.1)	$ (8.5)	$ (43.4)
Gain on sale of assets			2.1
Cash proceeds from sales			6.8
Other items, net	2.6	6.4	10.6
DuPont Crop Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(108.3)	$ 0.0	0.0
Accelerated depreciation charges	17.4
Change To Market Access | DuPont Crop Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(59.0)
Severance And Other Employee Benefits | DuPont Crop Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(4.0)
Migration Of Research And Development Activities And Employees | DuPont Crop Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(28.0)
Future Liability Of Rental Obligation | DuPont Crop Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(11.2)
Reduction Of Capital Lease Liability | DuPont Crop Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(6.0)
Severance, Relocation And Other Employee Related Charges | DuPont Crop Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ (5.2)
FMC Agricultural Solutions
Restructuring Cost and Reserve [Line Items]
Other items, net			13.2
Corporate Joint Venture
Restructuring Cost and Reserve [Line Items]
Gain (loss) on restructuring of debt			$ 2.9